SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of preliminary values related to the acquisition process

		At December 31,
		2025
Total assets	Ps.	104,211
Total liabilities		(13,156)
Net of assets acquired and liabilities assumed from Sencia	Ps.	91,055

Percentage acquired		51%
Book value of the percentage acquired	Ps.	46,438
Payment amount	Ps.	85,949

Schedule for the effects of the previous transaction

General Meeting of Shareholders

The General Meeting of Shareholders that took place on March 27, 2026, approved the following:

Net income for period ended December 31, 2025 included in the unconsolidated financial statements of Grupo Aval	Ps.	1,735,360
Occasional reserve release at the disposal of the General Meeting of Shareholders	Ps.	7,711,039
Total Income available for disposal of the General Meeting of Shareholders	Ps.	9,446,399
Dividends

To distribute a cash profit of Ps. 2.65 per share per month during the months of April 2026 to March 2027, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

Total dividends declared	Ps.	755,043
Total shares outstanding		23,743,475,754

To Occasional reserve at the disposal of General Meeting of Shareholders	Ps.	8,691,356